Note 11 - Subsequent Events	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
11.
       Subsequent Events

The following events occurred after
March 31, 2020:

(a)	In
April 2020,
the Company entered into
one
interest rate swap with Eurobank Ergasias S.A. (“Eurobank”) for a notional amount of
$30.0
million, in order to manage interest costs and the risk associated with changing interest rates of the Company’s loans. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays a fixed rate of
0.78%
based on the notional amount. The swap is effective from
April 24, 2020
until
April 24, 2025.

(b)	The Company is still assessing the impact of the outbreak of the Coronavirus pandemic on its financial condition and operations and on the container industry in general.. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which COVID-
19
will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.